Taxation - Summary of Tax Expense Reconciliation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Profit (loss) before income tax	R$ 131,150	R$ 77,415	R$ (349,945)
Nominal rates	34.00%	34.00%	34.00%
Income tax expense (benefit) at nominal rates	R$ 44,591	R$ 26,321	R$ (118,981)
Permanent (additions) exclusions:
Deferred utilization	(2,119)	(960)	0
Nondeductible interest expense	2,931	410	0
Tax reserve	145	144	(491)
Non-taxable financial income	0	(118)	0
Share of net loss of joint venture	2,348	0	0
Other non-deductible additions and exclusions	1,268	0	0
Labor incentives	(2,677)	0	0
Goodwill amortization Konduto	572	0	0
tax effect of non taxable dividends	0	(383)	(527)
Other	(90)	(27)	18
Total income tax before discrete	R$ 46,969	R$ 25,387	R$ (119,981)
Total effective tax rate before discrete	35.8	32.8	34.3
Discrete for BVS DTL write-off	R$ (133,652)	R$ 0	R$ 0
Total income tax expense (benefit)	R$ (86,683)	R$ 25,387	R$ (119,981)
Total effective tax rate after discrete	(66.10%)	32.80%	34.30%